VIA EDGAR

April 5, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR International Equity Fund (the Fund”), a series of the AQR Funds (the “Trust”), I hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Fund’s Class Y and Class R6 prospectus dated March 16, 2016.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at
203-742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Chief Legal Officer and Vice President

Cc: Brendan R. Kalb, Esq.; Rose F. DiMartino, Esq.; Ryan P. Brizek, Esq.

AQR Capital Management, LLC   |   Two Greenwich Plaza   |   Greenwich, CT 06830   |   U.S.   |   p: +1.203.742.3600   |   f: +1.203.742.3100   |   w: aqr.com